                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

Morgan Stanley Global Advantage Fund

               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended May 31, 2006

                      TOTAL RETURN FOR THE 12 MONTHS ENDED MAY 31, 2006

                                                               MORGAN
                                                              STANLEY
                                                              CAPITAL
                                                        INTERNATIONAL        LIPPER GLOBAL
                                                               (MSCI)            LARGE-CAP
                                                                WORLD           CORE FUNDS
CLASS A        CLASS B        CLASS C       CLASS D          INDEX(1)             INDEX(2)
  14.39%         13.58%         13.53%        14.62%            17.98%               15.61%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Despite persistent concerns to the contrary, global economic growth remained strong and supported gains in the global equity markets during the 12 months ended May 31, 2006. Investors have worried for some time about mounting inflationary pressures, high commodity prices, globally rising interest rates and a decelerating U.S. economy. But, until May 2006, global markets largely shrugged off such negative sentiment as data continued to evidence a more sanguine view. The U.S. economy proved more resilient than expected after the unprecedented devastation of the 2005 hurricane season, resuming its above-trend pace of growth in the first quarter of 2006. The Federal Open Market Committee (the "Fed") kept raising the federal funds target rate at each of its meetings, and observers widely expected this course to continue (to the dismay of some investors). The U.S. stock market performed well going into 2005 and early 2006, but tapered off as the period progressed. The housing market began to cool and consumer spending showed some signs of slowing. Additionally, corporate earnings growth was not nearly as strong in 2006 as it had been over the previous three years.

In Europe, improving economic activity seemed to bolster confidence that the region's economy was finally expanding after several years of sluggishness. In particular, in the first quarter of 2006, the U.K. economy demonstrated its fastest growth in over a year; and business confidence surveys reflected more positive sentiment, especially in Germany. Stock markets in the Nordic region advanced with strength, due to rising oil prices.

As in Europe, Japan's macroeconomic conditions had steadily improved for much of 2005. But investors did not take real notice until September; the re-election of Prime Minister Koizumi and prospects for additional reform drove dramatic upside performance in Japanese equities. However, the markets encountered a drastic sell-off in January and February. An alleged fraud by the management of one of Japan's best known Internet companies and subsequent trading halt on the Tokyo Stock Exchange floor roiled the market. Moreover, overly bullish expectations for the country's economic progress had driven stock valuations into exceedingly high levels, given the actual fundamentals at the time. Japan's market produced more subdued gains for the remainder of the period.

Continuing their market leadership trend of the past few years, emerging markets again outpaced developed markets in the 12-month period. A backdrop of benign interest rates and the stronger growth characteristics exhibited by some of the emerging market regions continued to attract investors to the asset class. Emerging market economies have been fuelled by two internal engines for growth: export strength and rising standards of living within their own countries. Many emerging market countries lead the world's exports in commodities and benefited from rising demand, especially from China. Internally, emerging markets were boosted by increasing local consumer demand for goods and services and improving infrastructure.

In the final portion of the period, global markets encountered increased turbulence. Investors' uncertainties about inflation and the prospect of central banks around the world raising rates appeared to finally "catch up" to the markets, causing declines of 5 percent or more from April highs.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund underperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Core Funds Index for the 12 months ended May 31, 2006, assuming no deduction of applicable sales charges.

The primary reason for the Fund's underperformance relative to the MSCI World Index was its sector allocation. (We note that the Fund's overall allocations were the result of individual security selections, rather than of "top-down" decisions about the relative merits of sectors and countries.) In the period, the broad markets demonstrated a considerable dispersion in sector returns. The best performing groups were materials, energy and industrials -- so called "cyclicals" because of their strong correlations to economic cycles. Relative to the Index, the Fund was underexposed to these sectors and therefore did not participate fully in their advance. An overweight in the health care sector also proved disadvantageous during this period. Despite their underperformance from time to time, we continue to find companies in this sector -- particularly in the pharmaceuticals industry -- attractive for their potential for higher earnings trajectories over the long term. Certain country weightings hampered relative performance as well, especially an underweight in Japan.

However, the Fund did well relative to the Index across a number of areas. Although sector allocation detracted from relative results, stock selection benefited the Fund. Among the Fund's best performing holdings during the period were companies that own a proprietary process or asset that gives them a competitive advantage and makes their long-term growth story distinctive, in our view. This is especially important in an environment where corporate profits are expected to slow down.

On a country basis, an underweight in the U.S. added to relative returns as the U.S. market and the U.S. dollar did not perform as strongly as other areas of the world. The Fund's exposure to economies growing faster than the worldwide average also served the Fund well. The Fund's weightings in Spain, Eastern Europe and the emerging markets were standouts during the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Esprit Holdings Ltd.                 3.1%
UniCredito Italiano SpA              3.0
News Corp (Class A)                  2.6
Bard (C.R.), Inc.                    2.3
Goldman Sachs Group, Inc. (The)      2.3
Shire PLC                            2.2
Johnson & Johnson                    2.1
Amgen Inc.                           2.1
UBS AG (Registered Shares)           2.1
SABMiller PLC                        2.0

TOP FIVE COUNTRIES

United States                       38.3%
Spain                                8.8
United Kingdom                       8.5
Hong Kong                            5.3
Germany                              4.9

DATA AS OF MAY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD (INCLUDING THE UNITED STATES). THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITARY RECEIPTS AND/OR CONVERTIBLE SECURITIES. THE FUND MAY INVEST IN FOREIGN SECURITIES ISSUED BY COMPANIES LOCATED IN EMERGING MARKET COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT
(800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT
OF A DUPLICATING FEE, BY

ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

                                                                                        LIPPER GLOBAL LARGE CAP
                   CLASS A++  CLASS B++  CLASS C++  CLASS D++   MSCI WORLD INDEX(1)     CORE FUNDS INDEX(2),(5)
February 25, 1998   $  9,475   $ 10,000   $ 10,000   $ 10,000         $ 10,000                  $ 10,000
May 31, 1998        $  9,826   $ 10,350   $ 10,350   $ 10,380         $ 10,521                  $ 10,685
August 31, 1998     $  8,054   $  8,470   $  8,470   $  8,510         $  9,315                  $  9,260
November 30, 1998   $  9,560   $ 10,030   $ 10,030   $ 10,110         $ 10,946                  $ 10,506
February 28, 1999   $  9,794   $ 10,260   $ 10,258   $ 10,363         $ 11,415                  $ 11,140
May 31, 1999        $ 10,318   $ 10,792   $ 10,810   $ 10,926         $ 11,903                  $ 11,504
August 31, 1999     $ 10,955   $ 11,434   $ 11,451   $ 11,600         $ 12,394                  $ 12,088
November 30, 1999   $ 11,631   $ 12,116   $ 12,143   $ 12,323         $ 13,269                  $ 13,539
February 29, 2000   $ 12,640   $ 13,139   $ 13,166   $ 13,399         $ 13,554                  $ 15,246
May 31, 2000        $ 12,097   $ 12,557   $ 12,584   $ 12,836         $ 13,522                  $ 14,519
August 31, 2000     $ 13,002   $ 13,460   $ 13,487   $ 13,791         $ 14,020                  $ 15,216
November 30, 2000   $ 10,670   $ 11,033   $ 11,060   $ 11,328         $ 12,255                  $ 13,340
February 28, 2001   $  9,777   $ 10,091   $ 10,108   $ 10,387         $ 11,618                  $ 12,658
May 31, 2001        $  9,452   $  9,735   $  9,752   $ 10,043         $ 11,501                  $ 12,540
August 31, 2001     $  8,289   $  8,518   $  8,536   $  8,805         $ 10,461                  $ 11,315
November 30, 2001   $  8,017   $  8,231   $  8,249   $  8,529         $ 10,293                  $ 11,162
February 28, 2002   $  7,941   $  8,139   $  8,146   $  8,461         $  9,954                  $ 10,970
May 31, 2002        $  7,778   $  7,955   $  7,974   $  8,289         $ 10,056                  $ 11,037
August 31, 2002     $  6,638   $  6,762   $  6,780   $  7,073         $  8,662                  $  9,573
November 30, 2002   $  6,714   $  6,830   $  6,849   $  7,154         $  8,721                  $  9,507
February 28, 2003   $  5,986   $  6,084   $  6,092   $  6,386         $  7,904                  $  8,547
May 31, 2003        $  6,866   $  6,957   $  6,975   $  7,326         $  9,064                  $  9,686
August 31, 2003     $  7,431   $  7,519   $  7,538   $  7,933         $  9,608                  $ 10,185
November 30, 2003   $  7,865   $  7,944   $  7,962   $  8,403         $ 10,393                  $ 10,897
February 29, 2004   $  8,593   $  8,667   $  8,696   $  9,194         $ 11,409                  $ 11,883
May 31, 2004        $  8,376   $  8,426   $  8,444   $  8,954         $ 11,203                  $ 11,513
August 31, 2004     $  8,126   $  8,162   $  8,180   $  8,701         $ 11,108                  $ 11,320
November 30, 2004   $  8,919   $  8,943   $  8,972   $  9,561         $ 12,204                  $ 12,325
February 28, 2005   $  9,267   $  9,275   $  9,304   $  9,940         $ 12,777                  $ 12,853
May 31, 2005        $  9,060   $  9,046   $  9,075   $  9,722         $ 12,474                  $ 12,551
August 31, 2005     $  9,473   $  9,436   $  9,465   $ 10,157         $ 13,119                  $ 13,179
November 30, 2005   $  9,745   $  9,689   $  9,717   $ 10,456         $ 13,571                  $ 13,501
February 28, 2006   $ 10,321   $ 10,251   $ 10,280   $ 11,098         $ 14,470                  $ 14,275
May 31, 2006        $ 10,364   $ 10,274   $ 10,303   $ 11,143         $ 14,716                  $ 14,509

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2006

                     CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES^
                    (SINCE 02/25/98)     (SINCE 02/25/98)     (SINCE 02/25/98)     (SINCE 02/25/98)
SYMBOL                         GADAX                GADBX                GADCX                GADDX
1 Year                         14.39%(3)            13.58%(3)            13.53%(3)            14.62%(3)
                                8.38(4)              8.58(4)             12.53(4)                --
5 Years                         1.86(3)              1.08(3)              1.10(3)              2.10(3)
                                0.77(4)              0.70(4)              1.10(4)                --
Since Inception                 1.09(3)              0.33(3)              0.36(3)              1.32(3)
                                0.43(4)              0.33(4)              0.36(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP CORE FUNDS INDEX TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

(5)  FOR THE PERIOD FEBRUARY 27, 1998 THROUGH MAY 31, 2006.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                    BEGINNING         ENDING           EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD *
                                                  -------------    -------------      ---------------
                                                                                         12/01/05 -
                                                     12/01/05        05/31/06             05/31/06
                                                  -------------    -------------      ---------------
CLASS A
Actual (6.35% return)                               $ 1,000.00       $ 1,063.50         $     6.64
Hypothetical (5% annual return before expenses)     $ 1,000.00       $ 1,018.50         $     6.49

CLASS B
Actual (6.04% return)                               $ 1,000.00       $ 1,060.40         $    10.48
Hypothetical (5% annual return before expenses)     $ 1,000.00       $ 1,014.76         $    10.25

CLASS C
Actual (6.02% return)                               $ 1,000.00       $ 1,060.20         $    10.48
Hypothetical (5% annual return before expenses)     $ 1,000.00       $ 1,014.76         $    10.25

CLASS D
Actual (6.58% return)                               $ 1,000.00       $ 1,065.80         $     5.36
Hypothetical (5% annual return before expenses)     $ 1,000.00       $ 1,019.75         $     5.24

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.29%, 2.04%, 2.04% AND 1.04% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and Administrator are referred to, collectively, as the "Adviser" and the Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006

NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              COMMON STOCKS (98.8%)
              AUSTRALIA (a) (3.7%)
              BEVERAGES: ALCOHOLIC
  1,397,300   McGuigan Simeon Wines Ltd.           $   2,788,460
                                                   -------------
              DATA PROCESSING SERVICES
    751,600   Computershare Ltd.                       4,416,342
                                                   -------------
              OTHER CONSUMER SERVICES
    564,000   A.B.C. Learning Centres Ltd.             3,097,963
                                                   -------------
              TOTAL AUSTRALIA                         10,302,765
                                                   -------------
              BERMUDA (4.0%)
              INSURANCE BROKERS/SERVICES
    136,000   Willis Group Holdings Ltd.               4,726,000
                                                   -------------
              MULTI-LINE INSURANCE
    151,700   Axis Capital Holdings Ltd.               3,974,540
                                                   -------------
              SEMICONDUCTORS
     50,817   Marvell Technology Group Ltd.*           2,422,446
                                                   -------------
              TOTAL BERMUDA                           11,122,986
                                                   -------------
              BRITISH VIRGIN ISLANDS (1.6%)
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
    192,600   Nam Tai Electronics, Inc.                4,370,094
                                                   -------------
              CANADA (2.2%)
              BIOTECHNOLOGY
    230,600   Angiotech Pharmaceuticals, Inc.*         3,230,706
                                                   -------------
              FOOD: SPECIALTY/CANDY
    311,000   SunOpta Inc.*                            2,829,478
                                                   -------------
              TOTAL CANADA                             6,060,184
                                                   -------------
              DENMARK (a) (1.7%)
              MAJOR BANKS
    123,000   Danske Bank A/S                          4,696,387
                                                   -------------
              GERMANY (a) (4.9%)
              APPAREL/FOOTWEAR
     22,126   Adidas AG                                4,389,030
                                                   -------------
              FINANCE/RENTAL/LEASING
     52,827   Grenkeleasing AG                     $   3,691,939
                                                   -------------
              FINANCIAL CONGLOMERATES
     86,600   Hypo Real Estate Holding AG              5,474,793
                                                   -------------
              TOTAL GERMANY                           13,555,762
                                                   -------------
              GREECE (a) (0.9%)
              REGIONAL BANKS
     91,188   EFG Eurobank Ergasias                    2,604,779
                                                   -------------
              HONG KONG (a) (5.3%)
              AGRICULTURAL COMMODITIES/
              MILLING
  6,382,000   Global Bio-chem Technology
               Group Co., Ltd.                         2,604,420
                                                   -------------
              APPAREL/FOOTWEAR RETAIL
  1,057,500   Esprit Holdings Ltd.                     8,505,938
                                                   -------------
              WHOLESALE DISTRIBUTORS
  1,712,040   Li & Fung Ltd.                           3,506,514
                                                   -------------
              TOTAL HONG KONG                         14,616,872
                                                   -------------
              ISRAEL (1.7%)
              PHARMACEUTICALS: OTHER
    131,000   Teva Pharmaceutical
               Industries Ltd. (ADR)                   4,769,710
                                                   -------------
              ITALY (a) (3.0%)
              MAJOR BANKS
  1,078,000   UniCredito Italiano SpA                  8,223,729
                                                   -------------
              JAPAN (a) (3.7%)
              HOME BUILDING
     99,000   Daito Trust Construction Co., Ltd.       5,400,817
                                                   -------------
              INDUSTRIAL MACHINERY
    255,000   OSG Corp.                                4,814,278
                                                   -------------
              TOTAL JAPAN                             10,215,095
                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
              MEXICO (1.2%)
              BEVERAGES: NON-ALCOHOLIC
     39,300   Fomento Economico Mexicano, S.A.
               de C.V. (ADR) (Units)+*             $   3,371,547
                                                   -------------
              SINGAPORE (4.5%)
              AIRLINES
    620,000   Singapore Airlines Ltd. (a)              4,883,632
                                                   -------------
              ELECTRONIC COMPONENTS
    243,100   Flextronics International Ltd.*          2,737,306
                                                   -------------
              MARINE SHIPPING
  5,960,000   Cosco Corp Ltd. (a)                      4,829,394
                                                   -------------
              TOTAL SINGAPORE                         12,450,332
                                                   -------------
              SOUTH AFRICA (a) (1.2%)
              PHARMACEUTICALS: GENERIC DRUGS
    617,400   Aspen Pharmacare Holdings Ltd.*          3,430,841
                                                   -------------
              SPAIN (a) (8.8%)
              APPAREL/FOOTWEAR RETAIL
    104,000   Industria de Diseno Textil, S.A.         4,123,064
                                                   -------------
              BROADCASTING
    179,122   Antena 3 Television S.A.                 4,421,533
    188,600   Gestevision Telecinco S.A.               4,545,606
                                                   -------------
                                                       8,967,139
                                                   -------------
              MAJOR BANKS
    165,640   Banco Bilbao Vizcaya
               Argentaria, S.A.                        3,432,876
    289,889   Banco Santander Central
               Hispano S.A.                            4,183,248
                                                   -------------
                                                       7,616,124
                                                   -------------
              MAJOR TELECOMMUNICATIONS
    217,718   Telefonica S.A.                          3,563,119
                                                   -------------
              TOTAL SPAIN                             24,269,446
                                                   -------------
              SWITZERLAND (a) (2.1%)
              FINANCIAL CONGLOMERATES
     50,854   UBS AG (Registered Shares)               5,751,520
                                                   -------------
              TAIWAN (1.5%)
              SEMICONDUCTORS
    438,500   Taiwan Semiconductor Manufacturing
               Co. Ltd. (ADR)                      $   4,152,595
                                                   -------------
              UNITED KINGDOM (a) (8.5%)
              BEVERAGES: ALCOHOLIC
    300,300   SABMiller PLC                            5,602,953
                                                   -------------
              HOTELS/RESORTS/CRUISELINES
     55,691   Carnival PLC                             2,261,693
                                                   -------------
              INVESTMENT MANAGERS
    102,922   Man Group PLC                            4,497,157
                                                   -------------
              MAJOR BANKS
    200,597   Standard Chartered PLC                   4,920,027
                                                   -------------
              PHARMACEUTICALS: OTHER
    416,236   Shire PLC                                6,107,241
                                                   -------------
              TOTAL UNITED KINGDOM                    23,389,071
                                                   -------------
              UNITED STATES (38.3%)
              APPAREL/FOOTWEAR
    119,500   Under Armour, Inc.
               (Class A)*                              4,266,150
                                                   -------------
              BIOTECHNOLOGY
     86,416   Amgen Inc.*                              5,840,857
     51,832   Genentech, Inc.*                         4,299,983
     46,300   Gilead Sciences, Inc.*                   2,654,379
                                                   -------------
                                                      12,795,219
                                                   -------------
              BROADCASTING
    160,800   XM Satellite Radio Holdings
               Inc. (Class A)*                         2,318,736
                                                   -------------
              COMPUTER PROCESSING
              HARDWARE
     93,300   Apple Computer, Inc.*                    5,576,541
                                                   -------------
              ELECTRIC UTILITIES
     79,300   Constellation Energy Group               4,099,810
                                                   -------------
              ELECTRONIC COMPONENTS
     99,100   Amphenol Corp. (Class A)                 5,505,005
                                                   -------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
     75,200   Mine Safety Appliances Co.               3,098,992
                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
              FINANCIAL CONGLOMERATES
     58,600   Prudential Financial, Inc.           $   4,462,390
                                                   -------------
              FOOD: MAJOR DIVERSIFIED
     52,400   PepsiCo, Inc.                            3,168,104
                                                   -------------
              HOSPITAL/NURSING MANAGEMENT
     87,000   United Surgical Partners
               International, Inc.*                    2,706,570
                                                   -------------
              INVESTMENT BANKS/BROKERS
     41,300   Goldman Sachs Group, Inc.
               (The)                                   6,234,235
     59,682   Merrill Lynch & Co., Inc.                4,321,574
                                                   -------------
                                                      10,555,809
                                                   -------------
              INVESTMENT TRUSTS/
              MUTUAL FUNDS
    121,500   KKR Private Equity Investors
               LP (Units)*+                            2,924,505
                                                   -------------
              LIFE/HEALTH INSURANCE
     96,500   AFLAC, Inc.                              4,516,200
                                                   -------------
              MEDIA CONGLOMERATES
    377,231   News Corp (Class A)                      7,193,795
                                                   -------------
              MEDICAL SPECIALTIES
     84,900   Bard (C.R.), Inc.                        6,283,449
     62,100   Fisher Scientific International
               Inc.*                                   4,610,925
                                                   -------------
                                                      10,894,374
                                                   -------------
              MEDICAL/NURSING SERVICES
     84,400   Matria Healthcare, Inc.*                 2,435,784
                                                   -------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
    107,000   FTI Consulting Inc.*                     2,823,730
                                                   -------------
              PACKAGED SOFTWARE
    271,822   Symantec Corp.*                          4,240,423
                                                   -------------
              PHARMACEUTICALS: MAJOR
     98,070   Johnson & Johnson                        5,905,775
                                                   -------------
              SPECIALTY STORES
    126,800   Staples, Inc.                            2,978,532
                                                   -------------
              TELECOMMUNICATION EQUIPMENT
    139,182   Corning, Inc.*                           3,375,164
                                                   -------------
              TOTAL UNITED STATES                    105,841,608
                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $264,425,177)                    273,195,323
                                                   -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                             VALUE
----------------------------------------------------------------
              Short-Term Investment (0.6%)
              Repurchase Agreement
$     1,626   Joint repurchase agreement
               account 5.02% due 06/01/06
               (dated 05/31/06; proceeds
               $1,626,227) (b)
               (COST $1,626,000)                   $   1,626,000
                                                   -------------
TOTAL INVESTMENTS
(COST $266,051,177) (c)                     99.4%    274,821,323
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                 0.6       1,621,686
                                           -----   -------------
NET ASSETS                                 100.0%  $ 276,443,009
                                           =====   =============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
    + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
   (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $130,769,293 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $266,066,869. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $18,998,122 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $10,243,668, RESULTING IN NET UNREALIZED APPRECIATION OF $8,754,454.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2006:

                                                                  UNREALIZED
     CONTRACTS            IN EXCHANGE         DELIVERY           APPRECIATION
    TO DELIVER                FOR               DATE            (DEPRECIATION)
------------------------------------------------------------------------------
   HKD  7,530,722         $   970,654         06/01/06          $         (25)
   HKD  8,730,212         $ 1,125,375         06/02/06                     87
                                                                -------------
            Net Unrealized Appreciation                         $          62
                                                                =============

CURRENCY ABBREVIATIONS:
HKD   HONG KONG DOLLAR.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
SUMMARY OF INVESTMENTS - MAY 31, 2006

                                                                   PERCENT OF
INDUSTRY                                            VALUE          NET ASSETS
------------------------------------------------------------------------------
Major Banks                                     $  25,456,267              9.2%
Biotechnology                                      16,025,925              5.8
Financial Conglomerates                            15,688,703              5.7
Apparel/Footwear Retail                            12,629,002              4.6
Broadcasting                                       11,285,875              4.1
Medical Specialties                                10,894,374              3.9
Pharmaceuticals: Other                             10,876,951              3.9
Investment Banks/Brokers                           10,555,809              3.8
Apparel/Footwear                                    8,655,180              3.1
Beverages: Alcoholic                                8,391,413              3.0
Electronic Components                               8,242,311              3.0
Electronic Equipment/Instruments                    7,469,086              2.7
Media Conglomerates                                 7,193,795              2.6
Semiconductors                                      6,575,041              2.4
Pharmaceuticals: Major                              5,905,775              2.1
Computer Processing Hardware                        5,576,541              2.0
Home Building                                       5,400,817              2.0
Airlines                                            4,883,632              1.8
Marine Shipping                                     4,829,394              1.8
Industrial Machinery                                4,814,278              1.8
Insurance Brokers/Services                          4,726,000              1.7
Life/Health Insurance                               4,516,200              1.6
Investment Managers                                 4,497,157              1.6
Data Processing Services                            4,416,342              1.6
Packaged Software                                   4,240,423              1.5
Electric Utilities                                  4,099,810              1.5
Multi-Line Insurance                                3,974,540              1.4
Finance/Rental/Leasing                          $   3,691,939              1.3%
Major Telecommunications                            3,563,119              1.3
Wholesale Distributors                              3,506,514              1.3
Pharmaceuticals: Generic Drugs                      3,430,841              1.3
Telecommunication Equipment                         3,375,164              1.2
Beverages: Non-Alcoholic                            3,371,547              1.2
Food: Major Diversified                             3,168,104              1.2
Other Consumer Services                             3,097,963              1.1
Specialty Stores                                    2,978,532              1.1
Investment Trusts/Mutual Funds                      2,924,505              1.1
Food: Specialty/Candy                               2,829,478              1.0
Miscellaneous Commercial Services                   2,823,730              1.0
Hospital/Nursing Management                         2,706,570              1.0
Regional Banks                                      2,604,779              0.9
Agricultural Commodities/Milling                    2,604,420              0.9
Medical/Nursing Services                            2,435,784              0.9
Hotels/Resorts/Cruiselines                          2,261,693              0.8
Repurchase Agreement                                1,626,000              0.6
                                                -------------             ----
                                                $ 274,821,323*            99.4%
                                                =============             ====

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $62.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006

ASSETS:
Investments in securities, at value (cost $266,051,177)                           $  274,821,323
Unrealized appreciation on open forward foreign currency contracts                            87
Cash (including $983,958 in foreign currency, at value with a cost of $984,256)          984,254
Receivable for:
   Investments sold                                                                    1,125,288
   Dividends                                                                             384,169
   Foreign withholding taxes reclaimed                                                   217,003
   Shares of beneficial interest sold                                                      4,525
Prepaid expenses and other assets                                                         34,280
                                                                                  --------------
   TOTAL ASSETS                                                                      277,570,929
                                                                                  --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                            25
Payable for:
   Shares of beneficial interest redeemed                                                710,912
   Investment advisory fee                                                               150,506
   Distribution fee                                                                      137,264
   Administration fee                                                                     21,123
   Transfer agent fee                                                                     14,252
Accrued expenses and other payables                                                       93,838
                                                                                  --------------
   TOTAL LIABILITIES                                                                   1,127,920
                                                                                  --------------
   NET ASSETS                                                                     $  276,443,009
                                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                   $  581,409,893
Net unrealized appreciation                                                            8,795,027
Accumulated net investment loss                                                             (574)
Accumulated net realized loss                                                       (313,761,337
                                                                                  --------------
   NET ASSETS                                                                     $  276,443,009
                                                                                  ==============
CLASS A SHARES:
Net Assets                                                                        $  179,326,983
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             18,807,028
   NET ASSET VALUE PER SHARE                                                      $         9.54
                                                                                  ==============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $        10.07
                                                                                  ==============
CLASS B SHARES:
Net Assets                                                                        $   69,618,963
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              7,780,581
   NET ASSET VALUE PER SHARE                                                      $         8.95
                                                                                  ==============
CLASS C SHARES:
Net Assets                                                                        $   23,740,389
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              2,645,115
   NET ASSET VALUE PER SHARE                                                      $         8.98
                                                                                  ==============
CLASS D SHARES:
Net Assets                                                                        $    3,756,674
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                386,559
   NET ASSET VALUE PER SHARE                                                      $         9.72
                                                                                  ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2006

NET INVESTMENT LOSS:
INCOME
Dividends (net of $370,945 foreign withholding tax)                                                                    $  5,383,303
Interest                                                                                                                    200,790
                                                                                                                       ------------
   TOTAL INCOME                                                                                                           5,584,093
                                                                                                                       ------------
EXPENSES
Distribution fee (Class A shares)                                                                                           158,425
Distribution fee (Class B shares)                                                                                         2,153,952
Distribution fee (Class C shares)                                                                                           258,989
Investment advisory fee                                                                                                   1,751,960
Transfer agent fees and expenses                                                                                            835,855
Administration fee                                                                                                          245,889
Shareholder reports and notices                                                                                             111,714
Professional fees                                                                                                            84,588
Custodian fees                                                                                                               76,362
Registration fees                                                                                                            53,686
Trustees' fees and expenses                                                                                                   3,881
Other                                                                                                                        41,080
                                                                                                                       ------------
   TOTAL EXPENSES                                                                                                         5,776,381
Less: expense offset                                                                                                         (1,621)
                                                                                                                       ------------
   NET EXPENSES                                                                                                           5,774,760
                                                                                                                       ------------
   NET INVESTMENT LOSS                                                                                                     (190,667)
                                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                                                              45,868,752
Foreign exchange transactions                                                                                              (563,932)
                                                                                                                       ------------
   NET REALIZED GAIN                                                                                                     45,304,820
                                                                                                                       ------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                                              (5,190,097)
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies        681,844
                                                                                                                       ------------
   NET DEPRECIATION                                                                                                      (4,508,253)
                                                                                                                       ------------
   NET GAIN                                                                                                              40,796,567
                                                                                                                       ------------
NET INCREASE                                                                                                           $ 40,605,900
                                                                                                                       ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR      FOR THE YEAR
                                                                       ENDED             ENDED
                                                                   MAY 31, 2006      MAY 31, 2005
                                                                  --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                               $     (190,667)   $     (823,934)
Net realized gain                                                     45,304,820        29,279,274
Net change in unrealized appreciation                                 (4,508,253)       (1,496,132)
                                                                  --------------    --------------

   NET INCREASE                                                       40,605,900        26,959,208
                                                                  --------------    --------------

Net decrease from transactions in shares of beneficial interest      (92,029,772)     (118,966,538)
                                                                  --------------    --------------

   NET DECREASE                                                      (51,423,872)      (92,007,330)

NET ASSETS:
Beginning of period                                                  327,866,881       419,874,211
                                                                  --------------    --------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$574 AND $329,039, RESPECTIVELY)                                  $  276,443,009    $  327,866,881
                                                                  ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion; and 0.545% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $428,763 for the year ended May 31, 2006.

Effective December 30, 2005, any services previously provided by the Sub-Adviser are now being provided by the Investment Adviser.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,006,508 at May 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $97,743 and $586, respectively and received $11,932 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2006 aggregated $411,517,891 and $501,151,195, respectively. Included in the aforementioned transactions are purchases and sales of $1,404,393 and $1,457,920, respectively, with other Morgan Stanley funds, including realized gains of $463,682.

At May 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser owned 302,400 Class D shares of beneficial interest.

For the year ended May 31, 2006, the Fund incurred brokerage commissions of $38,760 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2006, the Fund's cash balance consisted principally of interest bearing deposits with Bank of New York, the Fund's custodian.

6. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                           FOR THE YEAR                       FOR THE YEAR
                                               ENDED                              ENDED
                                           MAY 31, 2006                       MAY 31, 2005
                                 --------------------------------------------------------------------
                                     SHARES            AMOUNT            SHARES            AMOUNT
                                 --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                     72,911    $      666,333            40,364    $      321,988
Conversion from Class B              17,360,808       166,865,894         1,498,335        12,259,961
Redeemed                             (2,026,678)      (19,281,401)         (860,177)       (6,928,094)
                                 --------------    --------------    --------------    --------------
Net increase -- Class A              15,407,041       148,250,826           678,522         5,653,855
                                 --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                    168,882         1,449,714           391,726         2,989,384
Conversion to Class A               (18,471,154)     (166,865,894)       (1,585,555)      (12,259,961)
Redeemed                             (8,361,689)      (70,691,342)      (14,282,304)     (108,585,820
                                 --------------    --------------    --------------    --------------
Net decrease -- Class B             (26,663,961)     (236,107,522)      (15,476,133)     (117,856,397
                                 --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                     37,005           322,414            47,063           359,506
Redeemed                               (826,556)       (7,106,899)         (988,974)       (7,559,773)
                                 --------------    --------------    --------------    --------------
Net decrease -- Class C                (789,551)       (6,784,485)         (941,911)       (7,200,267)
                                 --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                    292,544         2,717,090            72,985           618,508
Redeemed                                (11,104)         (105,681)          (21,939)         (182,237)
                                 --------------    --------------    --------------    --------------
Net increase -- Class D                 281,440         2,611,409            51,046           436,271
                                 --------------    --------------    --------------    --------------
Net decrease in Fund                (11,765,031)   $  (92,029,772)      (15,688,476)   $ (118,966,538)
                                 ==============    ==============    ==============    ==============

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                               --
Capital loss carryforward*                 $ (313,745,607
Temporary differences                                (612)
Net unrealized appreciation                     8,779,335
                                           --------------
Total accumulated losses                   $ (304,966,884)
                                           ==============

*During the year ended May 31, 2006, the Fund utilized $45,847,736 of its net capital loss carryforward. As of May 31, 2006, the Fund had a net capital loss carryforward of $313,745,607 of which $162,435,980 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,083,064, accumulated net investment loss was credited $519,132, and accumulated net realized loss was credited $563,932.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE YEAR ENDED MAY 31,
                                          -----------------------------------------------------------------------------
                                              2006            2005            2004            2003             2002
                                          ------------    ------------    ------------    ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $       8.34    $       7.71    $       6.32    $       7.16     $       8.70
                                          ------------    ------------    ------------    ------------     ------------
Income (loss) from investment
  operations:
   Net investment income++                        0.05            0.05            0.03            0.03             0.01
   Net realized and unrealized
    gain (loss)                                   1.15            0.58            1.36           (0.87)           (1.55)
                                          ------------    ------------    ------------    ------------     ------------
Total income (loss) from investment
  operations                                      1.20            0.63            1.39           (0.84)           (1.54)
                                          ------------    ------------    ------------    ------------     ------------
Net asset value, end of period            $       9.54    $       8.34    $       7.71    $       6.32     $       7.16
                                          ============    ============    ============    ============     ============
TOTAL RETURN+                                    14.39%           8.17%          21.99%         (11.73)%         (17.70)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.29%           1.26%           1.26%           1.31%            1.17%
Net investment income                             0.53%           0.49%           0.44%           0.48%            0.09%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $    179,327    $     28,357    $     20,969    $     20,824     $     30,094
Portfolio turnover rate                            137%             93%            111%            135%              50%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED MAY 31,
                                          -----------------------------------------------------------------------------
                                              2006            2005            2004            2003             2002
                                          ------------    ------------    ------------    ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $       7.88    $       7.34    $       6.06    $       6.93     $       8.48
                                          ------------    ------------    ------------    ------------     ------------
Income (loss) from investment
  operations:
   Net investment loss++                         (0.02)          (0.02)          (0.02)          (0.02)           (0.05)
   Net realized and unrealized
    gain (loss)                                   1.09            0.56            1.30           (0.85)           (1.50)
                                          ------------    ------------    ------------    ------------     ------------
Total income (loss) from investment
  operations                                      1.07            0.54            1.28           (0.87)           (1.55)
                                          ------------    ------------    ------------    ------------     ------------
Net asset value, end of period            $       8.95    $       7.88    $       7.34    $       6.06     $       6.93
                                          ============    ============    ============    ============     ============
TOTAL RETURN+                                    13.58%           7.36%          21.12%         (12.55)%         (18.28)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          2.04%           2.01%           2.02%           2.07%            1.93%
Net investment loss                              (0.22)%         (0.26)%         (0.32)%         (0.28)%          (0.67)%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $     69,619    $    271,463    $    366,269    $    384,467     $    609,319
Portfolio turnover rate                            137%             93%            111%            135%              50%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED MAY 31,
                                          -----------------------------------------------------------------------------
                                              2006            2005            2004            2003             2002
                                          ------------    ------------    ------------    ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $       7.91    $       7.36    $       6.08    $       6.95     $       8.50
                                          ------------    ------------    ------------    ------------     ------------

Income (loss) from investment
  operations:
   Net investment loss++                         (0.02)          (0.02)          (0.02)          (0.02)           (0.05)
   Net realized and unrealized
    gain (loss)                                   1.09            0.57            1.30           (0.85)           (1.50)
                                          ------------    ------------    ------------    ------------     ------------
Total income (loss) from investment
  operations                                      1.07            0.55            1.28           (0.87)           (1.55)
                                          ------------    ------------    ------------    ------------     ------------
Net asset value, end of period            $       8.98    $       7.91    $       7.36    $       6.08     $       6.95
                                          ============    ============    ============    ============     ============
TOTAL RETURN+                                    13.53%           7.47%          21.05%         (12.52)%         (18.24)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          2.04%           2.01%           2.02%           2.07%            1.90%
Net investment loss                              (0.22)%         (0.26)%         (0.32)%         (0.28)%          (0.64)%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $     23,740    $     27,155    $     32,213    $     33,056     $     50,236
Portfolio turnover rate                            137%             93%            111%            135%              50%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED MAY 31,
                                          -----------------------------------------------------------------------------
                                              2006            2005            2004            2003             2002
                                          ------------    ------------    ------------    ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $       8.48    $       7.81    $       6.39    $       7.23     $       8.76
                                          ------------    ------------    ------------    ------------     ------------

Income (loss) from investment
  operations:
   Net investment income++                        0.07            0.09            0.05            0.04             0.02
   Net realized and unrealized
    gain (loss)                                   1.17            0.58            1.37           (0.88)           (1.55)
                                          ------------    ------------    ------------    ------------     ------------
Total income (loss) from investment
  operations                                      1.24            0.67            1.42           (0.84)           (1.53)
                                          ------------    ------------    ------------    ------------     ------------
Net asset value, end of period            $       9.72    $       8.48    $       7.81    $       6.39     $       7.23
                                          ============    ============    ============    ============     ============
TOTAL RETURN+                                    14.62%           8.58%          22.22%         (11.62)%         (17.47)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.04%           1.01%           1.02%           1.07%            0.93%
Net investment income                             0.78%           0.74%           0.68%           0.72%            0.33%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $      3,757    $        891    $        423    $        454     $        926
Portfolio turnover rate                            137%             93%            111%            135%              50%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MORGAN STANLEY GLOBAL ADVANTAGE
FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 20, 2006

MORGAN STANLEY GLOBAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                       IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Michael Bozic (65)        Trustee      Since         Private Investor; Chairman of   197            Director of various business
c/o Kramer Levin                       April 1994    the Insurance Committee (since                 organizations.
Naftalis & Frankel LLP                               July 2006) and Director or
Counsel to the                                       Trustee of the Retail Funds
Independent Trustees                                 (since April 1994) and the
1177 Avenue of the                                   Institutional Funds (since
Americas                                             July 2003); formerly Vice
New York, NY 10036                                   Chairman of Kmart Corporation
                                                     (December 1998-October 2000),
                                                     Chairman and Chief Executive
                                                     Officer of Levitz Furniture
                                                     Corporation (November 1995-
                                                     November 1998) and President
                                                     and Chief Executive Officer of
                                                     Hills Department Stores (May
                                                     1991-July 1995); formerly
                                                     variously Chairman, Chief
                                                     Executive Officer, President
                                                     and Chief Operating Officer
                                                     (1987-1991) of the Sears
                                                     Merchandise Group of Sears,
                                                     Roebuck & Co.

Edwin J. Garn (73)        Trustee      Since         Consultant; Director or         197            Director of Franklin Covey
1031 N. Chartwell Court                January 1993  Trustee of the Retail Funds                    (time management systems),
Salt Lake City, UT 84103                             (since January 1993) and the                   BMW Bank of North America,
                                                     Institutional Funds (since                     Inc. (industrial loan
                                                     July 2003); member of the Utah                 corporation), Escrow Bank
                                                     Regional Advisory Board of                     USA (industrial loan
                                                     Pacific Corp. (utility                         corporation), United Space
                                                     company); formerly Managing                    Alliance (joint venture
                                                     Director of Summit Ventures                    between Lockheed Martin and
                                                     LLC (2000-2004) (lobbying and                  the Boeing Company) and
                                                     consulting firm); United                       Nuskin Asia Pacific
                                                     States Senator (R-Utah)                        (multilevel marketing);
                                                     (1974-1992) and Chairman,                      member of the board of
                                                     Senate Banking Committee                       various civic and charitable
                                                     (1980-1986), Mayor of Salt                     organizations.
                                                     Lake City, Utah (1971-1974),
                                                     Astronaut, Space Shuttle
                                                     Discovery (April 12-19, 1985),
                                                     and Vice Chairman, Huntsman
                                                     Corporation (chemical
                                                     company).

Wayne E. Hedien (72)      Trustee      Since         Retired; Director or Trustee    197            Director of The PMI Group
c/o Kramer Levin                       September     of the Retail Funds (since                     Inc. (private mortgage
Naftalis & Frankel LLP                 1997          September 1997) and the                        insurance); Trustee and Vice
Counsel to the                                       Institutional Funds (since                     Chairman of The Field Museum
Independent Trustees                                 July 2003); formerly                           of Natural History; director
1177 Avenue of the                                   associated with the Allstate                   of various other business
Americas                                             Companies (1966-1994), most                    and charitable
New York, NY 10036                                   recently as Chairman of The                    organizations.
                                                     Allstate Corporation (March
                                                     1993-December 1994) and
                                                     Chairman and Chief Executive
                                                     Officer of its wholly-owned
                                                     subsidiary, Allstate Insurance
                                                     Company (July 1989-December
                                                     1994).

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                       IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Dr. Manuel H. Johnson     Trustee      Since         Senior Partner, Johnson Smick   197            Director of NVR, Inc. (home
(57)                                   July 1991     International, Inc., a                         construction); Director of
c/o Johnson Smick Group,                             consulting firm; Chairman of                   KFX Energy; Director of RBS
Inc.                                                 the Audit Committee and                        Greenwich Capital Holdings
888 16th Street, NW                                  Director or Trustee of the                     (financial holding company).
Suite 740                                            Retail Funds (since July 1991)
Washington, D.C. 20006                               and the Institutional Funds
                                                     (since July 2003); Co-Chairman
                                                     and a founder of the Group of
                                                     Seven Council (G7C), an
                                                     international economic
                                                     commission; formerly Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (63)     Trustee      Since         President, Kearns & Associates  198            Director of Electro Rent
c/o Kearns & Associates                July 2003     LLC (investment consulting);                   Corporation (equipment
LLC                                                  Deputy Chairman of the Audit                   leasing), The Ford Family
PMB754                                               Committee and Director or                      Foundation, and the UCLA
23852 Pacific Coast                                  Trustee of the Retail Funds                    Foundation.
Highway                                              (since July 2003) and the
Malibu, CA 90265                                     Institutional Funds (since
                                                     August 1994); previously
                                                     Chairman of the Audit
                                                     Committee of the Institutional
                                                     Funds (October 2001-July
                                                     2003); formerly CFO of the
                                                     J. Paul Getty Trust.

Michael E. Nugent (70)    Chairman     Chairman of   General Partner of Triumph      197            None.
c/o Triumph Capital,      of the       the Board     Capital, L.P., a private
L.P.                      Board and    (since July   investment partnership;
445 Park Avenue           Trustee      2006) and     Chairman of the Board of the
New York, NY 10022                     Trustee       Retail Funds and Institutional
                                       (since July   Funds (since July 2006) and
                                       1991)         Director or Trustee of the
                                                     Retail Funds (since July 1991)
                                                     and the Institutional Funds
                                                     (since July 2001); formerly
                                                     Chairman of the Insurance
                                                     Committee (July 1991-July
                                                     2006) Vice President, Bankers
                                                     Trust Company and BT Capital
                                                     Corporation (1984-1988).

Fergus Reid (73)          Trustee      Since         Chairman of Lumelite Plastics   198            Trustee and Director of
c/o Lumelite Plastics                  July 2003     Corporation; Chairman of the                   certain investment companies
Corporation                                          Governance Committee and                       in the JPMorgan Funds
85 Charles Colman Blvd.                              Director or Trustee of the                     complex managed by J.P.
Pawling, NY 12564                                    Retail Funds (since July 2003)                 Morgan Investment Management
                                                     and the Institutional Funds                    Inc.
                                                     (since June 1992).

INTERESTED TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                       IN FUND
                          POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Charles A. Fiumefreddo    Trustee      Since         Director or Trustee of the      197            None.
(73)                                   July 1991     Retail Funds (since July 1991)
c/o Morgan Stanley Trust                             and the Institutional Funds
Harborside Financial                                 (since July 2003); formerly
Center Plaza Two                                     Chairman of the Retail Funds
Jersey City, NJ 07311                                (July 1991-July 2006) and the
                                                     Institutional Funds (July
                                                     2003-July 2006) and Chief
                                                     Executive Officer of the
                                                     Retail Funds (until September
                                                     2002).

James F. Higgins (58)     Trustee      Since         Director or Trustee of the      197            Director of AXA Financial,
c/o Morgan Stanley Trust               June 2000     Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial                                 and the Institutional Funds                    Assurance Society of the
Center                                               (since July 2003); Senior                      United States (financial
Plaza Two                                            Advisor of Morgan Stanley                      services).
Jersey City, NJ 07311                                (since August 2000).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                TERM OF
                              POSITION(S)      OFFICE AND
NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
   EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -------------  ----------------  ---------------------------------------------
Ronald E. Robison (67)       President and  President (since  President (since September 2005) and
1221 Avenue of the Americas  Principal      September 2005)   Principal Executive Officer (since May 2003)
New York, NY 10020           Executive      and Principal     of funds in the Fund Complex; President
                             Officer        Executive         (since September 2005) and Principal
                                            Officer (since    Executive Officer (since May 2003) of the Van
                                            May 2003)         Kampen Funds; Managing Director, Director
                                                              and/or Officer of the Investment Adviser and
                                                              various entities affiliated with the
                                                              Investment Adviser; Director of Morgan
                                                              Stanley SICAV (since May 2004). Formerly,
                                                              Executive Vice President (July 2003 to
                                                              September 2005) of funds in the Fund Complex
                                                              and the Van Kampen Funds; President and
                                                              Director of the Institutional Funds (March
                                                              2001 to July 2003); Chief Global Operating
                                                              Officer of Morgan Stanley Investment
                                                              Management Inc.; Chief Administrative Officer
                                                              of Morgan Stanley Investment Advisors Inc.;
                                                              Chief Administrative Officer of Morgan
                                                              Stanley Services Company Inc.

J. David Germany (51)        Vice           Since February    Managing Director and (since December 2005)
Morgan Stanley               President      2006              Chief Investment Officer - Global Fixed
Investment Management Ltd.                                    Income of Morgan Stanley Investment
25 Cabot Square                                               Management; Managing Director and Director of
Canary Wharf, London                                          Morgan Stanley Investment Management Ltd.;
United Kingdom E144QA                                         Vice President (since February 2006) of the
                                                              Retail and Institutional Funds.

Dennis F. Shea (53)          Vice           Since February    Managing Director and (since February 2006)
1221 Avenue of the Americas  President      2006              Chief Investment Officer - Global Equity of
New York, NY 10020                                            Morgan Stanley Investment Management; Vice
                                                              President (since February 2006) of the Retail
                                                              and Institutional Funds. Formerly, Managing
                                                              Director and Director of Global Equity
                                                              Research at Morgan Stanley.

Barry Fink (51)              Vice           Since February    Managing Director and General Counsel of
1221 Avenue of the Americas  President      1997              Morgan Stanley Investment Management;
New York, NY 10020                                            Managing Director of the Investment Adviser
                                                              and various entities affiliated with the
                                                              Investment Adviser; Vice President of the
                                                              Retail Funds and (since July 2003) the
                                                              Institutional Funds. Formerly, Secretary,
                                                              General Counsel and/or Director of the
                                                              Investment Adviser and various entities
                                                              affiliated with the Investment Adviser;
                                                              Secretary and General Counsel of the Retail
                                                              Funds.

Amy R. Doberman (44)         Vice           Since July 2004   Managing Director and General Counsel, U.S.
1221 Avenue of the Americas  President                        Investment Management of Morgan Stanley
New York, NY 10020                                            Investment Management (since July 2004); Vice
                                                              President of the Retail Funds and the
                                                              Institutional Funds (since July 2004); Vice
                                                              President of the Van Kampen Funds (since
                                                              August 2004); Secretary (since February 2006)
                                                              and Managing Director (since July 2004) of
                                                              the Investment Adviser and various entities
                                                              affiliated with the Investment Adviser.
                                                              Formerly, Managing Director and General
                                                              Counsel - Americas, UBS Global Asset
                                                              Management (July 2000 to July 2004).

Carsten Otto (42)            Chief          Since October     Managing Director and U.S. Director of
1221 Avenue of the Americas  Compliance     2004              Compliance for Morgan Stanley Investment
New York, NY 10020           Officer                          Management (since October 2004); Managing
                                                              Director and Chief Compliance Officer of
                                                              Morgan Stanley Investment Management.
                                                              Formerly, Assistant Secretary and Assistant
                                                              General Counsel of the Retail Funds.

                                                TERM OF
                              POSITION(S)      OFFICE AND
NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
   EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -------------  ----------------  ---------------------------------------------
Stefanie V. Chang Yu (39)    Vice           Since July 2003   Executive Director of the Investment Adviser
1221 Avenue of the Americas  President                        and various entities affiliated with the
New York, NY 10020                                            Investment Adviser; Vice President of the
                                                              Retail Funds (since July 2002) and the
                                                              Institutional Funds (since December 1997).
                                                              Formerly, Secretary of various entities
                                                              affiliated with the Investment Adviser.

Francis J. Smith (40)        Treasurer and  Treasurer (since  Executive Director of the Investment Adviser
c/o Morgan Stanley Trust     Chief          July 2003) and    and various entities affiliated with the
Harborside Financial Center  Financial      Chief Financial   Investment Adviser; Treasurer and Chief
Plaza Two                    Officer        Officer (since    Financial Officer of the Retail Funds (since
Jersey City, NJ 07311                       September 2002)   July 2003). Formerly, Vice President of the
                                                              Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39)          Secretary      Since July 2003   Executive Director of the Investment Adviser
1221 Avenue of the Americas                                   and various entities affiliated with the
New York, NY 10020                                            Investment Adviser; Secretary of the Retail
                                                              Funds (since July 2003) and the Institutional
                                                              Funds (since June 1999).

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

GADRPT-36021RPT-RA06-00623P-Y05/06

[GRAPHIC]

[MORGAN STANLEY FUNDS]

                                                                  MORGAN STANLEY
                                                           GLOBAL ADVANTAGE FUND


                                                                   ANNUAL REPORT
                                                                    MAY 31, 2006

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2)      Not applicable.

         (3)      Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                    REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES                              $ 35,811               N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                  $    531(2)            $ 5,190,300(2)
                  TAX FEES                            $  4,449(3)            $ 2,044,491(4)
                  ALL OTHER FEES                      $     --               $        --
              TOTAL NON-AUDIT FEES                    $  4,980               $ 7,234,791

              TOTAL                                   $ 40,791               $ 7,234,791

           2004

                                                    REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES                              $ 34,504               N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES                  $    540(2)            $ 3,215,745(2)
                  TAX FEES                            $  4,850(3)            $    24,000(4)
                  ALL OTHER FEES                      $     --               $        --
              TOTAL NON-AUDIT FEES                    $  5,390               $ 3,239,745

              TOTAL                                   $ 39,894               $ 3,239,745

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

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       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006